Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information

Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)
			Net Income attributable to Verizon (1)
Quarter Ended	Operating Revenues	Operating Income	Amount	Per Share- Basic	Per Share- Diluted	Net Income
2016
March 31	$32,171	$7,942	$4,310	$1.06	$1.06	$4,430
June 30	30,532	4,554	702	.17	.17	831
September 30	30,937	6,540	3,620	.89	.89	3,747
December 31	32,340	8,023	4,495	1.10	1.10	4,600

2015
March 31	$31,984	$7,960	$4,219	$1.03	$1.02	$4,338
June 30	32,224	7,821	4,231	1.04	1.04	4,353
September 30	33,158	7,535	4,038	.99	.99	4,171
December 31	34,254	9,744	5,391	1.32	1.32	5,513

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Results of operations for the first quarter of 2016 include after-tax charges attributable to Verizon of $0.1 billion related to a pension remeasurement, as well as after-tax credits attributable to Verizon of $0.1 billion related to a gain on spectrum license transactions.

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Results of operations for the second quarter of 2016 include after-tax charges attributable to Verizon of $2.2 billion related to pension and benefit remeasurements and after-tax charges attributable to Verizon of $1.1 billion related to early debt redemption costs, as well as after-tax credits attributable to Verizon of $0.1 billion related to a gain on the Access Line Sale.

•	Results of operations for the third quarter of 2016 include after-tax charges attributable to Verizon of $0.5 billion related to a pension remeasurement and severance costs.

•	Results of operations for the fourth quarter of 2016 include after-tax credits attributable to Verizon of $1.0 billion related to severance, pension and benefit credits.

•	Results of operations for the third quarter of 2015 include after-tax charges attributable to Verizon of $0.2 billion related to a pension remeasurement.

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Results of operations for the fourth quarter of 2015 include after-tax credits attributable to Verizon of $1.6 billion related to severance, pension and benefit credits, as well as after-tax credits attributable to Verizon of $0.2 billion related to a gain on spectrum license transactions.

(1)	Net income attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.